Cost Savings Initiatives - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Restructuring and Related Activities [Abstract]
Restructuring Program costs since inception	$ 600
Restructuring Program cash spent since inception	291
Restructuring Program cash spent	30	$ 150	$ 111
Restructuring Program non-cash costs incurred	$ 0	$ 157	$ 151